Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands, € in Millions								6 Months Ended
	Sep. 08, 2023 USD ($) shares	Jul. 17, 2023 USD ($) $ / shares	Jul. 10, 2023 USD ($) shares	Jul. 06, 2023 EUR (€)	Jul. 06, 2023 USD ($)	Mar. 20, 2023 USD ($) $ / shares	Jan. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 01, 2023 $ / shares
Subsequent Event [Line Items]
Dividend paid on common stock per share | $ / shares						$ 0.15
Purchase price of asset acquired							$ 23,955
Stock Issued During Period Shares Purchase Of Assets | shares							2,033,613
Issuance of common stock for vessel acquisitions								$ 7,733
Cash dividend						$ 15,965			$ 38,839
Subsequent Events.
Subsequent Event [Line Items]
Issuance of new shares | shares	831,672		965,044
Dividends payable amount per share | $ / shares										$ 0.15
Cash dividend	$ 13,041		$ 12,424
Subsequent Events. | Plot Of Land [Member]
Subsequent Event [Line Items]
Purchase price of asset acquired				€ 1.1	$ 1,208
Series B Preferred Stock [Member] | Subsequent Events.
Subsequent Event [Line Items]
Preferred Stock, Dividends per share | $ / shares		$ 0.5546875
Dividends, Preferred Stock		$ 1,442